Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,139,267
Previously Paid Amount	0
Total Fee Amount	9,824
Total Offset Amount	0
Net Fee	$ 9,824